Fair Value Measurements - Schedule of fair value on recurring basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Total	$ 62	$ 1,608
Level 2
Liabilities:
Warrant liability - Note 12	62	18
Level 3
Liabilities:
Accrued compensation for phantom shares	$ 0	$ 1,590